Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.10%
Innovator U.S. Equity Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $568.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.20%
Innovator U.S. Equity Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $659.11 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator U.S. Equity Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $517.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(3.20%)